PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of PP&E

	As of December 31,
	2019	2018
PP&E before allowances and impairment	248,305	232,302
Valuation allowance for obsolescence and impairment of materials	(1,506)	(554)
Impairment of PP&E	(802)	(512)
	245,997	231,236

Schedule of movements in valuation allowance for materials and impairment of materials

	Years ended December 31,
	2019	2018
At the beginning of the year	(554)	(283)
Additions	(952)	(271)
At the end of the year	(1,506)	(554)

Schedule of movements in the impairment of PP&E	Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2019	2018
At the beginning of the year	(512)	—
Additions	(290)	(512)
At the end of the year	(802)	(512)

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements as of December 31, 2019 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2018	CAPEX	adjustments	reclassifications	Decreases	2019
Real estate	35,015	21	(14)	1,059	(95)	35,986
Switching equipment	7,851	346	235	245	(22)	8,655
Fixed network and transportation	128,605	8,891	(264)	12,003	(7,149)	142,086
Mobile network access	25,664	17	98	5,656	(100)	31,335
Tower and pole	7,993	—	20	1,080	(11)	9,082
Power equipment and Installations	9,861	41	33	1,297	(1)	11,231
Computer equipment	24,068	2,655	422	7,778	(68)	34,855
Goods lent to customers at no cost	11,513	10,498	117	6	(6,454)	15,680
Vehicles	4,593	242	(4)	—	(17)	4,814
Machinery, diverse equipment and tools	6,887	574	(18)	157	(1,461)	6,139
Other	1,327	4	—	77	(191)	1,217
Construction in progress	26,531	38,690	(66)	(29,358)	(88)	35,709
Materials	19,372	1,885	(102)	—	37	21,192
Total	309,280	63,864	457	—	(15,620)	357,981

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2018	Depreciation	adjustments	reclassifications	2019	2019
Real estate	(3,428)	(1,474)	(1)	36	(4,867)	31,119
Switching equipment	(2,635)	(1,636)	(266)	14	(4,523)	4,132
Fixed network and transportation	(38,533)	(20,983)	17	7,142	(52,357)	89,729
Mobile network access	(5,020)	(5,161)	(175)	27	(10,329)	21,006
Tower and pole	(1,466)	(1,101)	(53)	6	(2,614)	6,468
Power equipment and Installations	(1,875)	(1,651)	(56)	—	(3,582)	7,649
Computer equipment	(11,945)	(6,092)	(475)	57	(18,455)	16,400
Goods lent to customers at no cost	(3,104)	(7,620)	(116)	6,453	(4,387)	11,293
Vehicles	(2,308)	(650)	9	3	(2,946)	1,868
Machinery, diverse equipment and tools	(6,057)	(385)	5	1,461	(4,976)	1,163
Other	(607)	(224)	—	191	(640)	577
Construction in progress	—	—	—	—	—	35,709
Materials	—	—	—	—	—	21,192
Total	(76,978)	(46,977)	(1,111)	15,390	(109,676)	248,305

Details on the nature and movements as of December 31, 2018 are as follows:

	Gross						Gross
	value as						value as
	of			Currency			of
	December 31,	Incorporation by		translation	Transfers and		December 31,
	2017	merger	CAPEX	adjustments	reclassifications	Decreases	2018
Real estate	4,600	29,824	9	259	337	(14)	35,015
Switching equipment	—	5,692	343	1,228	591	(3)	7,851
Fixed network and transportation	54,883	46,910	8,320	1,036	23,363	(5,907)	128,605
Mobile network access	6	17,410	18	1,287	7,423	(480)	25,664
Tower and pole	106	6,833	45	418	591	—	7,993
Power equipment and Installations	—	8,418	—	358	1,085	—	9,861
Computer equipment	7,333	9,636	1,781	1,923	3,401	(6)	24,068
Goods lent to customers at no cost	8,126	343	7,707	555	6	(5,224)	11,513
Vehicles	2,272	1,826	578	31	—	(114)	4,593
Machinery, diverse equipment and tools	6,070	348	298	20	151	—	6,887
Other	398	728	8	63	128	2	1,327
Construction in progress	15,964	8,950	37,133	146	(35,604)	(58)	26,531
Materials	10,741	5,510	4,617	39	(1,472)	(63)	19,372
Total	110,499	142,428	60,857	7,363	—	(11,867)	309,280

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2017	Depreciation	adjustments	reclassifications	2018	2018
Real estate	(1,672)	(1,486)	(275)	5	(3,428)	31,587
Switching equipment	—	(1,588)	(1,047)	—	(2,635)	5,216
Fixed network and transportation	(24,551)	(19,153)	(1,010)	6,181	(38,533)	90,072
Mobile network access	—	(4,251)	(843)	74	(5,020)	20,644
Tower and pole	(22)	(1,221)	(223)	—	(1,466)	6,527
Power equipment and Installations	—	(1,634)	(241)	—	(1,875)	7,986
Computer equipment	(4,354)	(5,860)	(1,736)	5	(11,945)	12,123
Goods lent to customers at no cost	(1,898)	(5,978)	(454)	5,226	(3,104)	8,409
Vehicles	(1,669)	(658)	(32)	51	(2,308)	2,285
Machinery, diverse equipment and tools	(5,624)	(409)	(24)	—	(6,057)	830
Other	(328)	(229)	(50)	—	(607)	720
Construction in progress	—	—	—	—	—	26,531
Materials	—	—	—	—	—	19,372
Total	(40,118)	(42,467)	(5,935)	11,542	(76,978)	232,302